Commitments, contingencies and guarantees - Disclosure of minimum payments under long-term service and other agreements (Details) $ in Thousands	Sep. 30, 2022 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 250,049
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	146,662
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	83,065
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	20,322
Beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 0